Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information	12 Months Ended
Dec. 31, 2012
Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information

20. Supplemental Condensed Consolidating Guarantor and Non-Guarantor Financial Information

Substantially all of our domestic subsidiaries are guarantors of borrowings under our senior bank credit facility, and senior notes. The Convertible Notes matured on July 15, 2012. The guarantees are full and unconditional and joint and several. All of our guarantors are 100% owned, direct or indirect, subsidiaries.

The following financial information presents condensed consolidating balance sheets, statements of comprehensive income (loss) and statements of cash flows for FTI Consulting, all the guarantor subsidiaries, all the non-guarantor subsidiaries and the eliminations necessary to arrive at the consolidated information for FTI Consulting and its subsidiaries. For purposes of this presentation, we have accounted for our investments in our subsidiaries using the equity method of accounting. The principal eliminating entries eliminate investment in subsidiary and intercompany balances and transactions.

Condensed Consolidating Balance Sheet Information as of December 31, 2012

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Cash and cash equivalents	$66,663	$610	$89,512	$—	$156,785
Restricted cash	—	—	1,190	—	1,190
Accounts receivable, net	140,254	149,253	139,733	—	429,240
Intercompany receivables	7,053	674,136	23,185	(704,374)	—
Other current assets	46,978	20,469	19,713	—	87,160

Total current assets	260,948	844,468	273,333	(704,374)	674,375
Property and equipment, net	37,411	16,477	14,304	—	68,192
Goodwill	558,473	418,789	282,773	—	1,260,035
Other intangible assets, net	36,826	23,975	74,967	(31,587)	104,181
Investments in subsidiaries	1,631,243	502,954	—	(2,134,197)	—
Other assets	85,109	66,170	28,318	(10,928)	168,669

Total assets	$2,610,010	$1,872,833	$673,695	$(2,881,086)	$2,275,452

Liabilities
Intercompany payables	$549,339	$112,137	$42,898	$(704,374)	$—
Other current liabilities	118,865	79,533	105,799	—	304,197

Total current liabilities	668,204	191,670	148,697	(704,374)	304,197
Long-term debt, net	700,024	17,000	—	—	717,024
Other liabilities	173,550	10,479	12,898	(10,928)	185,999

Total liabilities	1,541,778	219,149	161,595	(715,302)	1,207,220
Stockholders’ equity	1,068,232	1,653,684	512,100	(2,165,784)	1,068,232

Total liabilities and stockholders’ equity	$2,610,010	$1,872,833	$673,695	$(2,881,086)	$2,275,452

Condensed Consolidating Balance Sheet Information as of December 31, 2011

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Cash and cash equivalents	$161,180	$197	$103,046	$—	$264,423
Restricted cash	8,632	—	1,581	—	10,213
Accounts receivable, net	148,698	165,871	114,533	—	429,102
Intercompany receivables	—	557,846	59,857	(617,703)	—
Other current assets	22,599	15,694	28,923	—	67,216

Total current assets	341,109	739,608	307,940	(617,703)	770,954
Property and equipment, net	44,233	14,240	15,975	—	74,448
Goodwill	547,667	439,068	322,623	—	1,309,358
Other intangible assets, net	38,913	34,692	45,284	—	118,889
Investments in subsidiaries	1,538,883	532,091	—	(2,070,974)	—
Other assets	70,551	48,529	18,355	—	137,435

Total assets	$2,581,356	$1,808,228	$710,177	$(2,688,677)	$2,411,084

Liabilities
Intercompany payables	$433,284	$93,947	$90,472	$(617,703)	$—
Other current liabilities	316,559	109,651	71,627	—	497,837

Total current liabilities	749,843	203,598	162,099	(617,703)	497,837
Long-term debt, net	620,579	23,000	—	—	643,579
Other liabilities	104,732	43,297	15,437	—	163,466

Total liabilities	1,475,154	269,895	177,536	(617,703)	1,304,882
Stockholders’ equity	1,106,202	1,538,333	532,641	(2,070,974)	1,106,202

Total liabilities and stockholders’ equity	$2,581,356	$1,808,228	$710,177	$(2,688,677)	$2,411,084

Condensed Consolidating Statement of Comprehensive Income (Loss) for the Year Ended

December 31, 2012

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$602,917	$949,545	$413,739	$(389,330)	$1,576,871
Operating expenses
Direct cost of revenues	389,619	713,305	261,936	(384,328)	980,532
Selling, general and administrative expense	160,919	112,697	109,402	(5,002)	378,016
Special charges	19,026	4,738	5,793	—	29,557
Acquisition-related contingent consideration	91	—	(3,155)	—	(3,064)
Amortization of other intangible assets	5,611	9,927	10,167	(3,298)	22,407
Goodwill impairment charge	—	37,987	72,400	—	110,387

	575,266	878,654	456,543	(392,628)	1,517,835

Operating income (loss)	27,651	70,891	(42,804)	3,298	59,036
Other (expense) income	(65,698)	42,424	2,237	(34,885)	(55,922)

Income before (loss) before income tax provision	(38,047)	113,315	(40,567)	(31,587)	3,114

Income tax (benefit) provision	1,698	(47,623)	5,825	—	(40,100)
Equity in net earnings of subsidiaries	(637)	(30,438)	—	31,075	—

Net income (loss)	$(36,986)	$35,254	$(34,742)	$(512)	$(36,986)

Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments including tax expense of $654	(654)	—	15,677	—	15,023

Other comprehensive income (loss), net of tax:	(654)	—	15,677	—	15,023

Comprehensive income (loss)	$(37,640)	$35,254	$(19,065)	$(512)	$(21,963)

Condensed Consolidating Statement of Comprehensive Income for the Year Ended December 31, 2011

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$584,833	$1,000,419	$384,779	$(403,263)	$1,566,768
Operating expenses
Direct cost of revenues	380,479	718,826	249,126	(391,523)	956,908
Selling, general and administrative expense	160,336	123,488	101,211	(11,740)	373,295
Special charges	8,561	228	6,423	—	15,212
Acquisition-related contingent consideration	—	—	(6,465)	—	(6,465)
Amortization of other intangible assets	3,713	12,103	6,555	—	22,371

	553,089	854,645	356,850	(403,263)	1,361,321

Operating income	31,744	145,774	27,929	—	205,447
Other (expense) income	(53,649)	1,195	134	—	(52,320)

Income before (loss) before income tax provision	(21,905)	146,969	28,063	—	153,127

Income tax (benefit) provision	(12,776)	61,091	909	—	49,224
Equity in net earnings of subsidiaries	113,032	25,310	—	(138,342)	—

Net income	$103,903	$111,188	$27,154	$(138,342)	$103,903

Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments including tax benefit of $1,568	1,568	—	(4,470)	—	(2,902)

Other comprehensive income (loss), net of tax:	1,568	—	(4,470)	—	(2,902)

Comprehensive income	$105,471	$111,188	$22,684	$(138,342)	$101,001

Condensed Consolidating Statement of Comprehensive Income for the Year Ended December 31, 2010

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Revenues	$517,053	$1,208,607	$301,310	$(625,509)	$1,401,461
Operating expenses
Direct cost of revenues	310,070	938,332	199,321	(622,124)	825,599
Selling, general and administrative expense	147,526	128,265	68,833	(3,385)	341,239
Special charges	16,842	32,754	1,535	—	51,131
Acquisition-related contingent consideration	—	—	1,190	—	1,190
Amortization of other intangible assets	2,558	15,752	5,600	—	23,910

	476,996	1,115,103	276,479	(625,509)	1,243,069

Operating income	40,057	93,504	24,831	—	158,392
Other (expense) income	3,198	113,062	(9,697)	(157,564)	(51,001)

Income before (loss) before income tax provision	43,255	206,566	15,134	(157,564)	107,391

Income tax (benefit) provision	(4,440)	43,562	2,285	—	41,407
Equity in net earnings of subsidiaries	18,289	4,601	5,666	(28,556)	—

Net income	$65,984	$167,605	$18,515	$(186,120)	$65,984

Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments including tax expense of $1,484	(1,484)	32,468	(36,935)	—	(5,951)

Other comprehensive income (loss), net of tax:	(1,484)	32,468	(36,935)	—	(5,951)

Comprehensive income (loss)	$64,500	$200,073	$(18,420)	$(186,120)	$60,033

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2012

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
Operating activities
Net cash (used in) provided by operating activities	$(63,218)	$172,578	$10,828	$120,188

Investing activities
Payments for acquisition of businesses, including contingent payments, net of cash received	(41,722)	—	(21,171)	(62,893)
Purchases of property and equipment	(8,310)	(15,689)	(3,760)	(27,759)
Other	246	—	—	246

Net cash used in investing activities	(49,786)	(15,689)	(24,931)	(90,406)

Financing activities
Borrowings under revolving line of credit	75,000	—	—	75,000
Payments of revolving line of credit	(75,000)	—	—	(75,000)
Payments of long-term debt and capital lease obligations	(377,810)	(49)	—	(377,859)
Issuance of debt securities	292,608	—	—	292,608
Payments of debt financing fees	(2,848)	—	—	(2,848)
Net issuance of common stock and other	1,490	—	(2,120)	(630)
Purchase and retirement of common stock	(50,032)	—	—	(50,032)
Excess tax benefits from share based compensation	515	—	—	515
Intercompany transfers	154,564	(156,427)	1,863	—

Net cash provided by (used in) financing activities	18,487	(156,476)	(257)	(138,246)

Effects of exchange rate changes on cash and cash equivalents	—	—	826	826

Net (decrease) increase in cash and cash equivalents	(94,517)	413	(13,534)	(107,638)
Cash and cash equivalents, beginning of year	161,180	197	103,046	264,423

Cash and cash equivalents, end of year	$66,663	$610	$89,512	$156,785

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2011

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
Operating activities
Net cash provided by (used in) operating activities	$206,672	$(40,834)	$7,990	$173,828

Investing activities
Payments for acquisition of businesses, net of cash received	(33,735)	—	(28,611)	(62,346)
Purchases of property and equipment and other	(9,868)	(13,829)	(7,605)	(31,302)

Net cash used in investing activities	(43,603)	(13,829)	(36,216)	(93,648)

Financing activities
Borrowings under revolving line of credit	25,000	—	—	25,000
Payments of revolving line of credit	(25,000)	—	—	(25,000)
Payments of long-term debt and capital lease obligations	(6,788)	(206)	—	(6,994)
Cash received for settlement of interest rate swaps	5,596	—	—	5,596
Purchase and retirement of common stock	(209,400)	—	—	(209,400)
Net issuance of common stock and other	10,472	—	—	10,472
Excess tax benefits from share based compensation	1,597	—	—	1,597
Intercompany transfers	(96,104)	53,636	42,468	—

Net cash provided by (used in) financing activities	(294,627)	53,430	42,468	(198,729)

Effects of exchange rate changes on cash and cash equivalents	—	—	(1,598)	(1,598)

Net (decrease) increase in cash and cash equivalents	(131,558)	(1,233)	12,644	(120,147)
Cash and cash equivalents, beginning of year	292,738	1,430	90,402	384,570

Cash and cash equivalents, end of year	$161,180	$197	$103,046	$264,423

Condensed Consolidating Statement of Cash Flows for the Year Ended December 31, 2010

	FTI Consulting, Inc.	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Consolidated
Operating activities
Net cash provided by operating activities	$10,705	$141,288	$43,061	$195,054

Investing activities
Payments for acquisition of businesses, net of cash received	(60,958)	—	(2,128)	(63,086)
Purchases of property and equipment and other	(8,572)	(8,858)	(5,570)	(23,000)
Purchases of short-term investments, net of sales	15,000	—	—	15,000

Net cash used in investing activities	(54,530)	(8,858)	(7,698)	(71,086)

Financing activities
Borrowings under revolving line of credit	20,000	—	—	20,000
Payments of revolving line of credit	(20,000)	—	—	(20,000)
Payments of long-term debt and capital lease obligations	(209,233)	(514)	—	(209,747)
Issuance of debt securities, net	390,445	—	—	390,445
Payments of debt financing fees	(3,054)	—	—	(3,054)
Purchase and retirement of common stock	(40,634)	—	—	(40,634)
Net issuance of common stock and other	6,638	—	—	6,638
Excess tax benefits from share based compensation	204	—	—	204
Intercompany transfers	131,477	(131,151)	(326)	—

Net cash provided by (used in) financing activities	275,843	(131,665)	(326)	143,852

Effects of exchange rate changes and fair value adjustments on cash and cash equivalents	—	—	(2,122)	(2,122)

Net increase in cash and cash equivalents	232,018	765	32,915	265,698
Cash and cash equivalents, beginning of year	60,720	665	57,487	118,872

Cash and cash equivalents, end of year	$292,738	$1,430	$90,402	$384,570